UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05597

Invesco Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Municipal Income Opportunities Trust
NYSE: OIA

2 3 3 4 5 17 20 25 26 28

Letters to Shareholders

Trust Performance

Share Repurchase Program Notice

Dividend Reinvestment Plan

Schedule of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Approval of Investment Advisory and Sub-Advisory Contracts

Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                      Invesco Municipal Income Opportunities Trust

Trust Performance

Performance summary
Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	4.97%
Trust at Market Value	7.50
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	2.68
Custom Invesco Municipal Income Opportunities Trust Index∎ (Style-Specific Index)	2.86
Lipper Closed-End High Yield Municipal Index◆ (Peer Group Index)	4.96

Market Price Premium to NAV as of 8/31/17	4.61

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco Municipal Income Opportunities Trust Index is designed to measure the performance of a hypothetical allocation which consists of 80% weight in the S&P Municipal Bond High Yield Index and 20% weight in the S&P Municipal Bond Investment Grade Index.

    The Lipper Closed-End High Yield Municipal Index is an unmanaged index considered representative of closed-end high yield municipal funds tracked by Lipper. These funds typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Investment Grade Index consists of bonds in the S&P Municipal Bond Index that are rated investment grade.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3                      Invesco Municipal Income Opportunities Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4                      Invesco Municipal Income Opportunities Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–117.64%(a)
Alabama–2.72%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$1,000	$1,122,810
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/2042	2,250	2,577,623
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	925	874,143
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS–AGM)(c)(d)	6.60%	10/01/2042	1,300	1,118,507
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.75%	10/01/2046	1,700	1,417,137
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(c)	7.90%	10/01/2050	1,000	824,720
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	1,500	1,863,555
				9,798,495

American Samoa–0.21%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	755,175

Arizona–2.20%
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.38%	09/01/2032	1,000	1,062,920
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB(e)(f)	6.40%	07/01/2021	600	716,784
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(g)	6.75%	07/01/2044	750	859,508
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	1,000	1,083,050
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.25%	12/01/2038	1,000	1,034,080
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	1,000	849,390
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	1,330	1,241,874
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School — Queen Creek and Casa Grande Campuses); Series 2013, Education RB	6.00%	07/01/2043	1,000	1,077,200
				7,924,806

California–14.79%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	1,000	1,081,830
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(e)(f)	7.63%	01/01/2020	1,000	1,155,930
Bakersfield (City of); Series 2007 A, Wastewater RB(b)(e)(f)	5.00%	09/15/2017	960	961,603
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(b)	5.00%	04/01/2056	2,250	2,608,110
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(b)	5.25%	04/01/2040	500	688,605
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	3,000	3,919,890
Series 2014 U-6, RB(b)	5.00%	05/01/2045	3,000	4,101,570
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, Sub. Mobile Home Park RB	5.88%	08/15/2049	1,250	1,387,187
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB(e)(f)(g)	5.88%	07/02/2018	695	724,503
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	1,000	1,086,130
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/2037	1,000	1,077,650
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(g)(h)	7.00%	12/01/2027	750	737,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	$695	$724,072
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/2031	1,000	1,162,690
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $755,000)(g)	6.75%	06/01/2045	755	770,561
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	750	755,370
Series 2006 A, Tobacco Settlement CAB Turbo RB(i)	0.00%	06/01/2046	10,000	1,423,900
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	1,000	998,780
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	935	940,068
Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	1,000	1,197,420
Golden State Tobacco Securitization Corp.;
Series 2007, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	2,355	2,354,788
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	980	979,118
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,500	2,489,950
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(i)	0.00%	06/01/2047	10,000	1,295,100
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(i)	0.00%	06/01/2036	10,000	2,671,500
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	1,000	1,212,580
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(h)	5.55%	07/01/2028	360	360,338
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/2039	8,000	3,583,920
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB(e)(f)	6.25%	10/01/2018	1,000	1,059,790
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	1,000	1,135,600
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,000	1,170,400
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB(e)(f)	7.00%	02/01/2021	1,400	1,686,678
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB(i)	0.00%	08/01/2037	5,000	1,776,950
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(i)	0.00%	06/01/2036	2,000	699,760
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB(i)	0.00%	12/01/2044	18,085	555,571
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	1,000	999,940
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB(e)(f)	6.88%	12/01/2021	1,500	1,865,745
				53,400,930

Colorado–5.77%
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	750	749,955
Broomfield (City and County of) Midcities Metropolitan District No. 2; Series 2016 B, Ref. Sub. Special Limited Tax GO Bonds	7.75%	12/15/2046	1,945	1,850,512
Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	1,000	1,010,520
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.50%	01/01/2035	3,000	3,493,470
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(g)	6.25%	12/01/2050	1,000	1,060,670
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB(e)(f)	6.25%	11/15/2020	1,000	1,163,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	$1,000	$1,100,330
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB(e)(f)	7.00%	12/01/2017	1,030	1,045,615
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	500	534,295
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, Sub. Special RB	7.75%	12/15/2047	700	712,691
Leyden Rock Metropolitan District No. 10; Series 2016 B, Sub. Limited Tax GO Bonds	7.25%	12/15/2045	500	470,180
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,000	1,003,770
North Range Metropolitan District No. 2 Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	1,000	1,016,300
Solaris Metropolitan District No.3 Series 2016 B, Ref. Sub. Limited Tax GO Bonds	7.00%	12/15/2046	1,000	958,870
Tallyns Reach Metropolitan District No. 3; Series 2016 A, Sub. Limited Tax GO Bonds	6.75%	11/01/2038	1,220	1,225,294
University of Colorado; Series 2013 A, Enterprise RB(b)	5.00%	06/01/2043	3,000	3,442,530
				20,838,562

Connecticut–0.39%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $2,955,000)(g)(j)	5.13%	10/01/2036	2,955	886,589
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.75%	01/01/2043	500	527,510
				1,414,099

District of Columbia–1.68%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	1,000	1,109,130
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/2025	1,335	1,456,725
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2038	3,000	3,493,440
				6,059,295

Florida–6.37%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	350	350,616
Series 2007, IDR	5.88%	11/15/2036	2,000	2,003,820
Series 2007, IDR	5.88%	11/15/2042	1,000	1,003,620
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.38%	11/15/2049	900	970,632
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2046	1,000	1,152,060
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB(g)	7.00%	12/01/2045	1,000	1,009,250
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(g)	8.25%	05/15/2049	1,200	1,341,480
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(e)(f)	7.25%	10/01/2021	1,000	1,241,270
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	1,000	1,075,460
Series 2015, Educational Facilities RB(g)	6.13%	06/15/2046	1,000	1,032,730
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.75%	10/01/2042	1,000	1,056,470
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.75%	06/15/2042	1,200	1,223,988
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(i)	0.00%	10/01/2042	7,900	2,791,939
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(b)(e)(f)	5.00%	05/01/2024	3,000	3,690,840
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	750	916,597
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(g)	10.00%	12/28/2021	1,000	1,001,640
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(e)(f)	6.00%	08/01/2020	1,000	1,140,830
				23,003,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.71%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.38%	05/15/2043	$1,000	$1,106,850
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(e)(f)	7.38%	01/01/2019	1,000	1,086,450
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	2,490	2,900,999
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.13%	09/01/2040	1,000	1,089,020
				6,183,319

Hawaii–0.60%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB(e)(f)	8.75%	11/15/2019	940	1,083,670
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	1,000	1,081,570
				2,165,240

Idaho–0.49%
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.13%	10/01/2049	1,000	1,080,990
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	695	697,328
				1,778,318

Illinois–12.32%
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	1,750	1,750,122
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,650	1,639,968
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.75%	12/01/2032	1,869	1,869,449
Chicago (City of) Metropolitan Water Reclamation District;
Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2044	3,000	3,348,840
Series 2016 C, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2045	2,250	2,544,998
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(b)	5.25%	12/01/2049	3,000	3,356,010
Chicago (City of);
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	1,250	1,349,937
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	1,030	1,075,814
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,500	1,735,470
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	1,000	1,026,660
Illinois (State of) Finance Authority (Collegiate Housing Foundation — DeKalb II, LLC — Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	1,000	1,098,590
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/2038	1,445	1,447,514
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB(j)	8.00%	02/15/2030	1,150	666,885
Series 2010 A, RB(j)	8.25%	02/15/2046	775	449,423
Illinois (State of) Finance Authority (Intrinsic Schools — Belmont School); Series 2015, Charter School RB(g)	6.00%	12/01/2045	1,000	1,022,060
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,490
Series 2006 A, RB	6.00%	08/15/2039	1,500	1,501,320
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.75%	05/15/2046	1,000	1,048,950
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	150	6,345
Series 2016 A, RB	6.24%	05/15/2038	140	136,416
Series 2016 A, RB	6.33%	05/15/2048	500	485,785
Series 2016 A, RB	6.44%	05/15/2055	850	820,106
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	1,000	1,095,430
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	1,000	1,064,200
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	500	527,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	$775	$777,612
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	455	498,785
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	500	550,590
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	3,000	3,362,430
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	837,542
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(e)(f)	5.50%	01/01/2018	1,500	1,523,760
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	900	948,330
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/2041	1,000	1,099,560
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	835	838,148
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/2045	1,000	1,047,580
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(h)	7.00%	12/01/2042	1,385	1,418,323
				44,470,882

Indiana–1.71%
Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB(g)	6.88%	01/15/2052	250	264,767
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.13%	11/15/2047	515	561,757
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2039	1,000	1,072,390
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(b)	5.00%	12/01/2040	2,250	2,577,443
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	500	486,620
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	7.00%	01/01/2044	1,000	1,201,300
				6,164,277

Iowa–3.08%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB(k)	7.25%	06/01/2035	1,000	1,097,940
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,000	1,012,380
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	3,000	3,207,930
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	750	750,443
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	700	704,305
Series 2005 C, Asset-Backed RB	5.38%	06/01/2038	1,125	1,124,932
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,000	1,003,000
Series 2005 D, Asset-Backed CAB RB(i)	0.00%	06/01/2046	8,400	1,230,096
Series 2005 E, Asset-Backed CAB RB(i)	0.00%	06/01/2046	10,000	994,900
				11,125,926

Kansas–0.60%
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	1,000	1,098,160
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	1,000	1,078,000
				2,176,160

Kentucky–0.83%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB(e)(f)	7.38%	05/15/2021	1,000	1,226,620
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB(c)	6.88%	07/01/2046	2,000	1,761,260
				2,987,880

Louisiana–1.64%
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(l)	0.72%	08/01/2035	650	650,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	750	848,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	$750	$817,140
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(g)	6.38%	12/01/2034	1,000	1,057,530
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(b)(h)	5.00%	01/01/2048	2,250	2,558,880
				5,932,505

Maine–0.30%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	1,000	1,093,050

Maryland–0.88%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB(e)(f)	7.00%	09/01/2018	1,000	1,061,140
Frederick (County of) (Jefferson Technology Park); Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	1,000	1,101,930
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	1,000	1,010,690
				3,173,760

Massachusetts–1.59%
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	800	800,848
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	505	688,764
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/2041	1,000	1,141,800
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(d)	5.50%	08/01/2030	960	1,287,667
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(b)	5.25%	11/01/2047	1,500	1,832,055
				5,751,134

Michigan–1.37%
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	635	646,786
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	1,200	1,176,984
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/2039	1,000	1,113,340
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	1,280	1,270,976
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	1,000	734,700
				4,942,786

Minnesota–2.86%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB(e)(f)	7.00%	11/01/2019	1,000	1,136,100
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	1,000	1,056,850
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(e)(f)	6.75%	11/15/2018	1,500	1,606,230
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB(e)(f)	6.13%	10/01/2017	1,500	1,506,645
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	1,000	1,115,850
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB(e)(f)	7.38%	12/01/2019	1,000	1,070,400
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/2025	1,000	1,045,090
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/2047	1,000	1,063,500
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	700	724,451
				10,325,116

Mississippi–0.17%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	620	625,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.72%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2027	$750	$375,008
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB(e)(f)	6.38%	05/01/2018	1,000	1,036,610
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB(e)(f)	6.75%	10/01/2018	1,000	1,063,080
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB(e)(f)	8.25%	05/15/2020	1,000	1,189,910
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	1,000	1,027,170
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB(e)(f)	6.38%	12/01/2017	1,500	1,521,330
				6,213,108

Nebraska–0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	1,000	1,102,120

Nevada–0.32%
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(e)(f)	8.00%	06/15/2019	700	787,227
Sparks (City of) (Local Improvement District No. 3 — Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB(e)(f)	6.50%	09/01/2018	355	369,434
				1,156,661

New Hampshire–0.60%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(e)(f)	6.88%	10/01/2019	930	1,042,363
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/2041	1,000	1,121,090
				2,163,453

New Jersey–3.38%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,061,770
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(h)	5.25%	09/15/2029	1,000	1,090,130
Series 2012, Special Facility RB(h)	5.75%	09/15/2027	1,000	1,103,590
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB	6.30%	10/01/2049	1,200	1,224,360
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(e)(f)	6.63%	07/01/2018	1,000	1,048,310
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	1,500	1,769,190
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	2,500	2,429,075
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	1,000	1,001,150
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,500	1,470,690
				12,198,265

New Mexico–0.29%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	1,000	1,050,580

New York–13.53%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(i)	0.00%	07/15/2035	1,475	724,844
Series 2009, PILOT CAB RB(i)	0.00%	07/15/2046	10,000	2,915,400
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB(b)	5.00%	02/15/2042	2,250	2,650,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	$1,125	$1,136,385
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	500	503,425
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	405	67,524
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(h)	5.00%	10/15/2027	1,700	1,939,955
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(h)	5.00%	10/15/2028	1,300	1,481,818
Two Hundred Fifth Series 2017, Ref. Consolidated RB(b)	5.25%	11/15/2057	2,250	2,698,358
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB(e)(f)	5.25%	11/01/2017	1,200	1,209,288
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(d)	5.00%	01/01/2039	500	507,940
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2047	3,000	3,410,700
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/2042	2,400	2,728,680
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/2039	6,000	6,806,640
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds(b)	5.00%	08/01/2038	2,250	2,651,760
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)	5.00%	03/15/2045	3,000	3,512,130
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(b)	5.00%	03/15/2041	3,000	3,481,200
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(l)	0.82%	11/01/2044	1,300	1,300,000
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. Liberty RB(g)	7.25%	11/15/2044	1,000	1,193,690
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,000	1,082,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(b)(h)	5.00%	07/01/2046	1,750	1,931,720
Triborough Bridge & Tunnel Authority; Series 2017 A, General RB(b)	5.00%	11/15/2047	4,170	4,917,598
				48,851,855

North Carolina–0.54%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	750	834,503
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2041	1,000	1,102,300
				1,936,803

North Dakota–0.28%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	1,000	1,018,020

Ohio–5.16%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	1,000	975,570
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	2,000	1,919,040
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	2,000	1,999,720
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	1,000	999,200
Series 2007 B, First Sub. Asset-Backed CAB RB(i)	0.00%	06/01/2047	35,515	2,304,568
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB(e)(f)	6.00%	11/01/2017	1,500	1,512,975
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(g)	6.75%	01/01/2044	1,000	1,069,020
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,000	2,002,620
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	600	600,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	$970	$1,117,460
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	1,000	1,071,780
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	1,000	1,044,570
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,000	993,210
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(g)	6.38%	01/15/2051	1,000	1,025,780
				18,636,347

Oklahoma–1.17%
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	1,000	1,038,450
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	1,000	1,012,720
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB	7.00%	11/01/2051	1,000	1,011,720
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB(e)(f)	7.25%	05/01/2020	1,000	1,161,350
				4,224,240

Pennsylvania–4.14%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	890	963,630
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	965	1,005,704
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	1,000	1,034,820
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(l)(m)	0.78%	09/01/2028	365	365,000
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	1,000	1,146,330
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/2034	3,000	3,407,340
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(h)	6.00%	06/01/2031	1,000	1,002,050
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(b)	5.00%	06/15/2021	3,000	3,221,580
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	875,640
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(g)	6.75%	06/15/2043	1,000	1,073,730
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	860	860,206
				14,956,030

Puerto Rico–1.39%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(i)	0.00%	05/15/2050	25,000	2,833,000
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS–NATL)(d)(i)	0.00%	08/01/2044	10,000	2,197,800
				5,030,800

Tennessee–0.87%
Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	1,000	1,040,900
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	1,000	1,041,410
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB(e)(f)	9.25%	04/01/2019	930	1,051,123
				3,133,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–8.31%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	$800	$836,496
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	1,000	1,102,870
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB(e)(f)	6.75%	01/01/2021	1,000	1,184,770
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB(e)(f)	6.25%	12/01/2020	1,000	1,164,360
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB(j)	7.75%	11/15/2044	1,000	10
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(h)	6.63%	07/15/2038	1,000	1,111,430
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(e)(f)	6.88%	05/15/2021	1,000	1,209,940
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(e)(f)	6.25%	08/15/2019	1,000	1,101,780
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(g)	5.50%	08/15/2045	750	788,865
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB(g)(h)	6.50%	12/01/2033	1,000	968,820
Mission Economic Development Corp. (Natgasoline); Series 2016 B, Sr. Lien RB(g)(h)	5.75%	10/01/2031	1,000	1,046,570
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, Retirement Facility RB	5.50%	11/15/2052	1,500	1,503,045
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB(b)(e)(f)	5.75%	01/01/2018	3,000	3,049,920
Series 2011 B, Special Project System CAB RB(i)	0.00%	09/01/2037	7,000	2,830,380
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB(e)(g)(h)	7.25%	02/13/2020	1,000	1,037,590
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB(j)(n)	6.15%	11/15/2049	978	0
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	6.00%	09/15/2046	750	740,633
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(h)	8.00%	07/01/2038	990	279,536
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living — Ventana); Series 2017, Retirement Facility RB	6.75%	11/15/2052	1,000	1,083,540
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2052	1,000	1,038,050
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.–Mirador);
Series 2017 A, Retirement Facility RB	4.63%	11/15/2041	485	408,496
Series 2017 A, Retirement Facility RB	4.88%	11/15/2048	1,000	846,120
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	860	919,125
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	1,000	1,134,980
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,000	1,116,420
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	6.75%	06/30/2043	1,000	1,160,150
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB(e)(f)	7.13%	02/15/2020	1,000	1,148,330
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB(e)(f)	7.00%	11/01/2020	805	952,210
Series 2010, RB	7.00%	11/01/2030	195	220,518
				29,984,954

Utah–1.26%
Salt Lake City (City of); Series 2017 A, Airport RB(b)(h)	5.00%	07/01/2042	3,000	3,477,060
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,066,300
				4,543,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.83%
Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	$1,000	$1,012,000
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/2037	1,000	1,001,110
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	1,000	973,440
				2,986,550

Washington–2.39%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	1,000	1,073,250
King (County of) Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	996,590
King (County of); Series 2011 B, Ref. Sewer RB(b)(e)(f)	5.00%	01/01/2021	3,000	3,390,300
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(e)(f)	7.00%	07/01/2019	1,000	1,111,040
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(e)(f)	7.38%	03/01/2019	1,200	1,316,088
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(g)	7.00%	07/01/2050	740	731,460
				8,618,728

West Virginia–0.80%
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	1,000	1,122,680
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(g)(h)	7.25%	02/01/2036	750	731,153
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/2038	1,000	1,021,080
				2,874,913

Wisconsin–5.51%
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB(g)	7.00%	12/01/2050	2,000	2,295,900
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(e)(f)	6.38%	02/15/2019	1,500	1,619,625
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB(e)(f)	7.63%	09/15/2019	1,000	1,135,100
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2012, RB	5.88%	08/01/2042	1,000	1,017,860
Series 2013, RB	7.00%	08/01/2043	1,025	1,076,537
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB(g)	6.85%	11/01/2046	1,000	1,007,240
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	1,000	1,181,380
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(b)	5.00%	03/01/2046	3,000	3,411,060
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB(h)	7.25%	06/01/2035	1,500	1,508,715
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB(g)	5.00%	06/15/2046	1,000	936,290
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	660	727,930
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	6.20%	10/01/2042	500	535,870
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(b)	5.00%	11/15/2039	3,000	3,449,130
				19,902,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.56%
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(l)	0.72%	10/01/2044	$2,000	$2,000,000
TOTAL INVESTMENTS IN SECURITIES(o)–117.64% (Cost $395,398,454)				424,673,654
FLOATING RATE NOTE OBLIGATIONS–(19.38)%
Notes with interest and fee rates ranging from 1.31% to 1.71% at 08/31/2017 and contractual maturities of collateral ranging from 06/15/2021 to 11/15/2057 (See Note 1J)(p)				(69,960,000)
OTHER ASSETS LESS LIABILITIES–1.74%				6,272,835
NET ASSETS–100.00%				$360,986,489

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing

NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $26,752,379, which represented 7.41% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $2,002,907, which represented less than 1% of the Trust’s Net Assets.
(k)	Security subject to crossover refunding.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Trust’s investments with a value of $120,142,686 are held by TOB Trusts and serve as collateral for the $69,960,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	77.3%
Pre-Refunded Bonds	13.9
General Obligation Bonds	7.8
Other	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Opportunities Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $395,398,454)	$424,673,654
Receivable for:
Investments sold	2,495,000
Interest	5,844,708
Investment for trustee deferred compensation and retirement plans	66,745
Other assets	35,384
Total assets	433,115,491

Liabilities:
Floating rate note obligations	69,960,000
Other investments:
Payable for:
Amount due custodian	1,937,798
Accrued fees to affiliates	41
Accrued trustees’ and officers’ fees and benefits	3,730
Trustee deferred compensation and retirement plans	227,433
Total liabilities	72,129,002
Net assets applicable to shares outstanding	$360,986,489

Net assets consist of:
Shares of beneficial interest	$357,287,930
Undistributed net investment income	3,146,781
Undistributed net realized gain (loss)	(28,723,422)
Net unrealized appreciation	29,275,200
$360,986,489

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	47,474,502
Net asset value per share	$7.60
Market value per share	$7.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Opportunities Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$12,810,958

Expenses:
Advisory fees	1,173,464
Administrative services fees	41,455
Custodian fees	1,478
Interest, facilities and maintenance fees	454,156
Transfer agent fees	5,942
Trustees’ and officers’ fees and benefits	16,242
Registration and filing fees	23,105
Reports to shareholders	7,589
Professional services fees	18,669
Taxes	57,387
Other	10,633
Total expenses	1,810,120
Net investment income	11,000,838

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(802,178)
Change in net unrealized appreciation of investment securities	7,143,785
Net realized and unrealized gain	6,341,607
Net increase in net assets resulting from operations	$17,342,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Opportunities Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$11,000,838	$19,420,721
Net realized gain (loss)	(802,178)	818,100
Change in net unrealized appreciation (depreciation)	7,143,785	(10,690,278)
Net increase in net assets resulting from operations	17,342,445	9,548,543
Distributions to shareholders from net investment income	(9,796,424)	(19,127,714)
Increase from transactions in shares of beneficial interest	145,181	229,541
Net increase (decrease) in net assets	7,691,202	(9,349,630)

Net assets:
Beginning of period	353,295,287	362,644,917
End of period (includes undistributed net investment income of $3,146,781 and $1,942,367, respectively)	$360,986,489	$353,295,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Opportunities Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$17,342,445

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(26,860,334)
Purchases of short-term investments, net	(4,315,000)
Proceeds from sales of investments	26,139,087
Amortization of premium	532,123
Accretion of discount	(2,646,973)
Increase in receivables and other assets	(263,832)
Decrease in accrued expenses and other payables	(120,026)
Net realized loss from investment securities	802,178
Net change in unrealized appreciation on investment securities	(7,143,785)
Net cash provided by operating activities	3,465,883

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(9,651,243)
Increase in payable for amount due custodian	605,360
Proceeds from TOB Trusts	7,580,000
Repayments of TOB Trusts	(2,000,000)
Net cash provided by (used in) financing activities	(3,465,883)
Net increase (decrease) in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Non–cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$145,181

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$454,156

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income which is exempt from federal income tax.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

20                         Invesco Municipal Income Opportunities Trust

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and

21                         Invesco Municipal Income Opportunities Trust

allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

22                         Invesco Municipal Income Opportunities Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$424,673,654	$0	$424,673,654

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Trust engaged in securities purchases of $8,249,912 and securities sales of $4,821,183, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

23                         Invesco Municipal Income Opportunities Trust

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $66,794,000 and 1.31%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$9,120,629	$—	$9,120,629
February 28, 2019	3,761,358	—	3,761,358
Not subject to expiration	5,020,724	9,934,798	14,955,522
	$17,902,711	$9,934,798	$27,837,509

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $26,721,619 and $28,599,087, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,110,490
Aggregate unrealized (depreciation) of investments	(10,919,232)
Net unrealized appreciation of investments	$30,191,258

Cost of investments for tax purposes is $394,482,396.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	47,455,306	47,425,494
Shares issued through dividend reinvestment	19,196	29,812
Ending shares	47,474,502	47,455,306

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

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NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.0344	September 13, 2017	September 29, 2017
October 2, 2017	$0.0344	October 13, 2017	October 31, 2017

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Years ended February 28,
	2017		2017	2016	2015	2014	2013
Net asset value, beginning of period	$7.44		$7.65	$7.58	$7.05	$7.56	$7.14
Net investment income(a)	0.23	(b)	0.41	0.42	0.40	0.42	0.41
Net gains (losses) on securities (both realized and unrealized)	0.14	(b)	(0.22)	0.04	0.53	(0.51)	0.43
Total from investment operations	0.37		0.19	0.46	0.93	(0.09)	0.84
Less distributions from net investment income	(0.21)		(0.40)	(0.39)	(0.40)	(0.42)	(0.42)
Net asset value, end of period	$7.60		$7.44	$7.65	$7.58	$7.05	$7.56
Market value, end of period	$7.95		$7.60	$7.43	$6.99	$6.52	$7.26
Total return at net asset value(c)	4.97%		2.51%	6.73%	13.96%	(0.53)%	12.07%
Total return at market value(d)	7.50%		7.82%	12.41%	13.63%	(4.21)%	9.47%
Net assets, end of period (000’s omitted)	$360,986		$353,295	$362,645	$359,602	$334,426	$358,329
Portfolio turnover rate(e)	6%		14%	7%	11%	24%	13%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.00	%(f)	0.98%	0.86%	0.79%	0.72%	0.73%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.75	%(f)	0.76%	0.74%	0.69%	0.67%	0.67%
Without fee waivers and/or expense reimbursements	1.00	%(f)	0.98%	0.86%	0.84%	0.77%	0.77%
Ratio of net investment income to average net assets	6.11	%(b)(f)	5.33%	5.58%	5.51%	5.92%	5.50%

(a)	Calculated using average shares outstanding.
(b)	Amount includes the effect of a one-time reclassification of prior year earnings. Excluding this reclassification, net investment income per share, net gains (losses) on securities and ratio of net investment income to average net assets would have been $0.21, $0.16 and 5.45%, respectively.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $188,960,770 and sold of $14,007,508 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Municipal Income Opportunities Trust II and Invesco Municipal Income Opportunities Trust III into the Trust.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $357,536.

NOTE 12—Subsequent Event

On June 12, 2017, the Board of Trustees approved the issuance of $30 million of Variable Rate Muni Term Preferred Shares for the Trust.

25                         Invesco Municipal Income Opportunities Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Income Opportunities Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End High Yield Municipal Funds Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. Invesco Advisers noted that the Fund has had lower leverage than its peers, which can affect performance.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee

26                         Invesco Municipal Income Opportunities Trust

rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rates of two open end funds advised by Invesco Advisers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

27                         Invesco Municipal Income Opportunities Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purpose:

(1)	Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)	David C. Arch	43,500,782	1,606,711
	Teresa M. Ressel	43,140,038	1,967,455
	Larry Soll	43,283,715	1,823,778
	Philip A. Taylor	43,362,198	1,745,295
	Christopher L. Wilson	43,441,133	1,666,360

28                         Invesco Municipal Income Opportunities Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05597	MS-CE-MIOPP-SAR-1	10182017 0827

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Income Opportunities Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.